25. Shareholders' equity (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Percentage of shares held	100.00%	100.00%
Preferred Share [Member]
Percentage of shares held	100.00%	100.00%
Ordinary Shares [member]
Percentage of shares held	100.00%	100.00%
Free Float [Member]
Percentage of shares held	45.14%	27.76%
Free Float [Member] | Preferred Share [Member]
Percentage of shares held	58.63%	36.25%
Free Float [Member] | Ordinary Shares [member]
Percentage of shares held
Other related parties [member]
Percentage of shares held	1.73%	0.79%
Other related parties [member] | Preferred Share [Member]
Percentage of shares held	2.23%	1.03%
Other related parties [member] | Ordinary Shares [member]
Percentage of shares held
Air France - KLM [Member]
Percentage of shares held	1.19%	1.21%
Air France - KLM [Member] | Preferred Share [Member]
Percentage of shares held	1.55%	1.58%
Air France - KLM [Member] | Ordinary Shares [member]
Percentage of shares held
Delta Air Lines Inc. [Member]
Percentage of shares held		9.41%
Delta Air Lines Inc. [Member] | Preferred Share [Member]
Percentage of shares held		12.29%
Delta Air Lines Inc. [Member] | Ordinary Shares [member]
Percentage of shares held
Mobi FIA [Member]
Percentage of shares held	28.94%	37.41%
Mobi FIA [Member] | Preferred Share [Member]
Percentage of shares held	37.59%	48.85%
Mobi FIA [Member] | Ordinary Shares [member]
Percentage of shares held
Fundo Volluto [Member]
Percentage of shares held	23.00%	23.42%
Fundo Volluto [Member] | Preferred Share [Member]
Percentage of shares held
Fundo Volluto [Member] | Ordinary Shares [member]
Percentage of shares held	100.00%	100.00%